UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450	Cincinnati, OH 45246
(Address of principal executive offices)	(Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Pkwy, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 10/31

Date of reporting period: 1/31/18

Item 1. Schedule of Investments.

DANA LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.99%
Consumer Discretionary — 12.41%
Comcast Corporation, Class A	106,000	$4,508,180
D.R. Horton, Inc.	89,000	4,365,450
Home Depot, Inc. (The)	22,000	4,419,800
Lear Corporation	23,400	4,519,476
PVH Corporation	29,200	4,528,336
Royal Caribbean Cruises Limited	34,000	4,540,700

		26,881,942

Consumer Staples — 8.17%
Dr. Pepper Snapple Group, Inc.	33,400	3,986,290
Ingredion, Inc.	25,000	3,591,000
Kimberly-Clark Corporation	27,000	3,159,000
Philip Morris International, Inc.	32,600	3,495,698
Sysco Corporation	55,000	3,457,850

		17,689,838

Energy — 5.87%
Chevron Corporation	25,000	3,133,750
Exxon Mobil Corporation	38,000	3,317,400
Halliburton Company	54,000	2,899,800
Valero Energy Corporation	35,000	3,358,950

		12,709,900

Financials — 14.65%
Bank of America Corporation	126,000	4,032,000
Chubb Limited	22,000	3,435,300
Citigroup, Inc.	40,000	3,139,200
Citizens Financial Group, Inc.	95,500	4,383,450
Comerica, Inc.	23,000	2,190,060
JPMorgan Chase & Company	26,000	3,007,420
Morgan Stanley	70,000	3,958,500
Prudential Financial, Inc.	32,600	3,873,532
Starwood Property Trust, Inc.	182,000	3,710,980

		31,730,442

Health Care — 13.79%
AbbVie, Inc.	42,400	4,758,128
Amgen, Inc.	22,000	4,093,100
Baxter International, Inc.	61,000	4,393,830
Johnson & Johnson	27,800	3,841,682
Pfizer, Inc.	115,000	4,259,600
Stryker Corporation	25,000	4,109,500

See accompanying notes which are an integral part of these schedules of investments.

DANA LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS - continued

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.99% - continued
Health Care — 13.79% - continued
UnitedHealth Group, Inc.	18,600	$4,404,108

		29,859,948

Industrials — 10.17%
Boeing Company (The)	14,300	5,067,491
FedEx Corporation	15,000	3,937,200
Honeywell International, Inc.	19,800	3,161,466
Owens Corning	46,600	4,332,402
Parker-Hannifin Corporation	7,000	1,409,940
Stanley Black & Decker, Inc.	24,800	4,122,504

		22,031,003

Information Technology — 23.74%
Alphabet, Inc., Class A(a)	3,500	4,137,770
Apple, Inc.	25,800	4,319,694
Broadcom Limited	13,000	3,224,390
Broadridge Financial Solutions, Inc.	38,000	3,663,580
CDW Corporation	58,000	4,337,820
Cisco Systems, Inc.	1,000	41,540
DXC Technology Company	43,000	4,280,650
Facebook, Inc., Class A(a)	21,000	3,924,690
Intel Corporation	92,000	4,428,880
Lam Research Corporation	21,000	4,021,920
MasterCard, Inc., Class A	24,400	4,123,600
Microsoft Corporation	48,600	4,617,486
Oracle Corporation	40,000	2,063,600
TE Connectivity Limited	41,000	4,203,730

		51,389,350

Materials — 2.97%
Albemarle Corporation	300	33,477
Avery Dennison Corporation	25,800	3,165,144
Packaging Corporation of America	25,800	3,241,254

		6,439,875

Real Estate — 2.70%
American Tower Corporation, Class A	20,000	2,954,000
Prologis, Inc.	44,400	2,890,884

		5,844,884

Telecommunication Services — 1.88%
AT&T, Inc.	53,000	1,984,850
T-Mobile US, Inc.(a)	32,000	2,083,200

		4,068,050

See accompanying notes which are an integral part of these schedules of investments.

DANA LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS - continued

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.99% - continued
Utilities — 2.64%
CenterPoint Energy, Inc.	102,000	$2,874,360
Exelon Corporation	74,000	2,849,740

		5,724,100

Total Common Stocks (Cost $164,918,641)		214,369,332

MONEY MARKET FUNDS - 1.05%
Federated Government Obligations Fund, Institutional Class, 1.19%(b)	2,275,657	2,275,657

Total Money Market Funds (Cost $2,275,657)		2,275,657

Total Investments — 100.04% (Cost $167,194,298)		216,644,989

Liabilities in Excess of Other Assets — (0.04)%		(84,123)

NET ASSETS — 100.00%		$216,560,866

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2018.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these schedules of investments.

DANA SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.09%
Consumer Discretionary — 12.34%
Big Lots, Inc.	5,690	$345,838
Columbia Sportswear Company	4,900	365,883
Gray Television, Inc.(a)	21,264	347,666
LCI Industries	2,770	305,393
Lithia Motors, Inc., Class A	2,770	346,139
Marcus Corporation (The)	13,436	349,336
Marriott Vacations Worldwide Corporation	2,424	369,248
TopBuild Corporation(a)	5,156	394,640

		2,824,143

Consumer Staples — 2.72%
Blue Buffalo Pet Products, Inc.(a)	9,443	320,874
Central Garden & Pet Company(a)	7,671	300,626

		621,500

Energy — 3.82%
Callon Petroleum Company(a)	26,475	300,491
Matador Resources Company(a)	9,806	317,813
RPC, Inc.	12,706	256,661

		874,965

Financials — 17.63%
Berkshire Hills Bancorp, Inc.	10,897	413,542
CenterState Bank Corporation	15,456	401,701
First Bancorp	10,256	373,318
First Merchants Corporation	9,201	397,115
Primerica, Inc.	3,664	370,064
Renasant Corporation	9,444	406,754
Sterling Bancorp	15,636	386,991
Stifel Financial Corporation	7,075	477,704
Universal Insurance Holdings, Inc.	14,104	414,658
Western Alliance Bancorp(a)	6,668	391,145

		4,032,992

Health Care — 16.02%
AMN Healthcare Services, Inc.(a)	7,281	390,625
ANI Pharmaceuticals, Inc.(a)	5,499	369,313
BioTelemetry, Inc.(a)	10,425	356,014
Corcept Therapeutics, Inc.(a)	16,769	385,939
HMS Holdings Corporation(a)	20,100	344,313
Ligand Pharmaceuticals, Inc., Class B(a)	2,307	363,629
Masimo Corporation(a)	4,142	390,342
Merit Medical Systems, Inc.(a)	7,866	365,376

See accompanying notes which are an integral part of these schedules of investments.

DANA SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS - continued

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.09% - continued
Health Care — 16.02% - continued
Prestige Brands Holdings, Inc.(a)	7,905	$330,666
Supernus Pharmaceuticals, Inc.(a)	9,424	368,007

		3,664,224

Industrials — 15.03%
Air Transport Services Group, Inc.(a)	14,236	353,907
Apogee Enterprises, Inc.	6,417	292,038
Comfort Systems USA, Inc.	8,131	346,380
Lydall, Inc.(a)	5,586	267,011
MasTec, Inc.(a)	6,359	339,571
On Assignment, Inc.(a)	4,884	373,968
Patrick Industries, Inc.(a)	5,434	348,047
SkyWest, Inc.	6,857	382,278
Tetra Tech, Inc.	7,267	361,170
TriNet Group, Inc.(a)	8,529	374,167

		3,438,537

Information Technology — 16.78%
Advanced Energy Industries, Inc.(a)	4,936	351,098
Bottomline Technologies (de), Inc.(a)	9,614	350,911
Coherent, Inc.(a)	1,314	341,009
Euronet Worldwide, Inc.(a)	3,252	305,265
Kulicke & Soffa Industries, Inc.(a)	14,036	322,968
Lumentum Holdings, Inc.(a)	7,174	332,156
MKS Instruments, Inc.	3,503	358,357
RealPage, Inc.(a)	7,371	366,707
Rogers Corporation(a)	2,358	388,551
TTM Technologies, Inc.(a)	21,775	359,070
Web.com Group, Inc.(a)	15,574	362,096

		3,838,188

Materials — 4.51%
AdvanSix, Inc.(a)	8,774	346,222
Ferro Corporation(a)	14,449	339,840
PolyOne Corporation	7,954	345,681

		1,031,743

Real Estate — 6.22%
Armada Hoffler Properties, Inc.	20,511	295,153
CoreSite Realty Corporation	2,631	284,990
Monmouth Real Estate Investment Corporation, Class A	16,608	283,831
Preferred Apartment Communities, Inc., Class A	16,393	273,271
STAG Industrial, Inc.	11,306	286,268

		1,423,513

See accompanying notes which are an integral part of these schedules of investments.

DANA SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS - continued

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.09% - continued
Telecommunication Services - 0.79%
Vonage Holdings Corporation(a)	16,213	$181,423

Utilities — 3.23%
Chesapeake Utilities Corporation	5,284	388,374
Southwest Gas Holdings, Inc.	4,769	350,903

		739,277

Total Common Stocks (Cost $18,933,227)		22,670,505

MONEY MARKET FUNDS - 1.96%
Federated Government Obligations Fund, Institutional Class, 1.19%(b)	448,096	448,096

Total Money Market Funds (Cost $448,096)		448,096

Total Investments — 101.05% (Cost $19,381,323)		23,118,601

Liabilities in Excess of Other Assets — (1.05)%		(239,705)

NET ASSETS — 100.00%		$22,878,896

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2018.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

See accompanying notes which are an integral part of these schedules of investments.

At January 31, 2018, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Appreciation
Dana Large Cap Equity Fund	$167,202,179	$49,961,892	$(519,082)	$49,442,810
Dana Small Cap Equity Fund	19,389,209	4,085,661	(356,269)	3,729,392

At January 31, 2018, the difference between book basis and tax basis unrealized appreciation for the Dana Large Cap Equity Fund and Dana Small Cap Equity Fund was attributable primarily to the tax deferral of losses on wash sales and the return of capital adjustments from real estate investment trusts.

Dana Funds

Notes to the Schedule of Investments

January 31, 2018

(Unaudited)

The Dana Large Cap Equity Fund (the “Large Cap Fund”) and the Dana Small Cap Equity Fund (the “Small Cap Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, if applicable. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV. These securities are categorized as Level 1 securities.

In accordance with the Valued Advisers Trust (“Trust”) valuation policies, Dana Investment Advisors, Inc. (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale.

Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2018:

Large Cap Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$214,369,332	$—	$—	$214,369,332
Money Market Funds	2,275,657	—	—	2,275,657

Total	$216,644,989	$—	$—	$216,644,989

Small Cap Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$22,670,505	$—	$—	$22,670,505
Money Market Funds	448,096	—	—	448,096

Total	$23,118,601	$—	$—	$23,118,601

*	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments at the end of the reporting period in which other significant observable inputs (Level 2) were used in determining fair value. The Funds did not hold any investments during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of January 31, 2018 based on input levels assigned at October 31, 2017.

FOUNDRY PARTNERS FUNDAMENTAL SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 92.61%
Consumer Discretionary — 12.43%
Aaron’s, Inc.	31,264	$1,278,385
Adtalem Global Education, Inc.(a)	55,218	2,540,028
American Axle & Manufacturing Holdings, Inc.(a)	148,506	2,621,131
Big Lots, Inc.	28,322	1,721,411
Bloomin’ Brands, Inc.	130,758	2,880,599
Cooper Tire & Rubber Company	55,730	2,179,043
Helen of Troy Limited(a)	12,065	1,123,855
John Wiley & Sons, Inc., Class A	24,374	1,545,312
KB Home	102,256	3,223,108
M/I Homes, Inc.(a)	39,302	1,271,027
Meredith Corporation	38,258	2,530,384
Movado Group, Inc.	27,488	841,133
Tupperware Brands Corporation	16,045	926,759

		24,682,175

Consumer Staples — 0.70%
Energizer Holdings, Inc.	9,407	547,676
SpartanNash Company	34,796	847,978

		1,395,654

Energy — 1.91%
Alliance Resource Partners LP	40,374	827,667
Cosan Limited, Class A	35,735	409,523
Denbury Resources, Inc.(a)	182,284	442,950
Gran Tierra Energy, Inc.(a)	317,480	879,420
Southwestern Energy Company(a)	90,281	382,791
W&T Offshore, Inc.(a)	87,727	424,599
Whiting Petroleum Corporation(a)	15,509	433,011

		3,799,961

Financials — 23.61%
AllianceBernstein Holding LP	69,656	1,901,609
Apollo Commercial Real Estate Finance, Inc.	42,105	765,048
Associated Banc-Corporation	131,027	3,242,918
Berkshire Hills Bancorp, Inc.	24,799	941,122
Chemical Financial Corporation	16,499	963,707
Donnelley Financial Solutions, Inc.(a)	43,861	940,818
First Midwest Bancorp, Inc.	98,593	2,451,022
F.N.B. Corporation	96,295	1,381,833
Fulton Financial Corporation	217,730	3,962,686
Hancock Holding Company	80,515	4,323,656
Hanover Insurance Group, Inc. (The)	21,360	2,416,884

See accompanying notes which are an integral part of this schedule of investments.

FOUNDRY PARTNERS FUNDAMENTAL SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS - continued

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 92.61% - continued
Financials — 23.61% - continued
International Bancshares Corporation	70,536	$2,927,244
Nelnet, Inc., Class A	25,241	1,315,309
Old National Bancorp	215,408	3,726,558
TCF Financial Corporation	155,496	3,335,389
Umpqua Holdings Corporation	103,014	2,230,253
Washington Federal, Inc.	122,150	4,385,185
WesBanco, Inc.	35,065	1,438,016
Wintrust Financial Corp.	48,916	4,201,884

		46,851,141

Health Care — 3.60%
Almost Family, Inc.(a)	11,349	647,460
Charles River Laboratories International, Inc.(a)	16,983	1,790,688
Integra LifeSciences Holdings Corporation(a)	9,690	510,275
Owens & Minor, Inc.	63,717	1,341,880
Quality Systems, Inc.(a)	53,349	693,537
Select Medical Holdings Corporation(a)	122,133	2,161,754

		7,145,594

Industrials — 17.94%
AAR Corporation	69,890	2,828,448
Aegion Corporation(a)	63,349	1,588,793
Aircastle Limited	136,026	3,212,934
Barnes Group, Inc.	29,888	1,966,332
Briggs & Stratton Corporation	37,694	911,441
EMCOR Group, Inc.	33,678	2,737,347
EnerSys	28,111	1,976,484
Generac Holdings, Inc.(a)	44,624	2,183,452
Global Brass & Copper Holdings, Inc.	57,066	1,834,672
Hillenbrand, Inc.	50,575	2,240,472
Hyster-Yale Materials Handling, Inc., Class A	21,935	1,857,675
KBR, Inc.	34,443	700,571
Korn/Ferry International	49,339	2,198,546
Matthews International Corporation, Class A	25,971	1,454,376
Navigant Consulting, Inc.(a)	40,752	836,231
Park-Ohio Holdings Corporation	14,861	618,961
Regal Beloit Corporation	31,161	2,427,443
Tutor Perini Corporation(a)	80,573	1,994,182
Universal Forest Products, Inc.	54,804	2,045,833

		35,614,193

Information Technology — 13.89%
AVX Corporation	57,926	1,039,192

See accompanying notes which are an integral part of this schedule of investments.

FOUNDRY PARTNERS FUNDAMENTAL SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS - continued

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 92.61% - continued
Information Technology — 13.89% - continued
Belden, Inc.	29,499	$2,500,630
Celestica, Inc.(a)	124,690	1,259,369
ChipMOS Technology, Inc. ADR	29,524	535,565
Convergys Corporation	45,923	1,068,628
CSG Systems International, Inc.	38,983	1,760,862
Itron, Inc.(a)	37,613	2,753,272
Kulicke & Soffa Industries, Inc.(a)	65,025	1,496,226
NETGEAR, Inc.(a)	13,763	959,281
Plantronics, Inc.	48,676	2,871,397
Sanmina Corporation(a)	97,051	2,537,884
ScanSource, Inc.(a)	20,397	697,577
Science Applications International Corporation	22,075	1,692,049
Sykes Enterprises, Inc.(a)	24,034	745,535
Tech Data Corporation(a)	23,037	2,309,920
Vishay Intertechnology, Inc.	152,286	3,342,678

		27,570,065

Materials — 8.61%
A. Schulman, Inc.	30,128	1,174,992
Cabot Corporation	36,910	2,496,592
Coeur Mining, Inc.(a)	134,781	1,083,639
Domtar Corporation	51,388	2,639,288
Hudbay Minerals, Inc.	75,553	649,756
Kraton Corporation(a)	43,425	2,182,541
Mercer International, Inc.	59,606	876,208
Owens-Illinois, Inc.(a)	125,191	2,906,935
Pan American Silver Corporation	91,083	1,495,583
Stepan Company	20,346	1,595,533

		17,101,067

Real Estate — 6.82%
Ashford Hospitality Trust, Inc.	202,358	1,303,186
Brandywine Realty Trust	192,673	3,456,554
GEO Group, Inc. (The)	61,546	1,387,862
Hospitality Properties Trust	26,651	757,155
Lexington Realty Trust	198,758	1,792,797
Mack-Cali Realty Corporation	95,991	1,926,539
Medical Properties Trust, Inc.	136,385	1,783,916
Select Income REIT	50,722	1,134,144

		13,542,153

Utilities — 3.10%
ALLETE, Inc.	34,902	2,528,301

See accompanying notes which are an integral part of this schedule of investments.

FOUNDRY PARTNERS FUNDAMENTAL SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS - continued

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 92.61% - continued
Utilities — 3.10% - continued
IDACORP, Inc.	18,921	$1,632,504
Portland General Electric Company	46,886	1,985,622

		6,146,427

Total Common Stocks (Cost $149,011,635)		183,848,430

MONEY MARKET FUNDS - 7.47%
Federated Government Obligations Fund, Institutional Class, 1.19%(b)	14,829,600	14,829,600

Total Money Market Funds (Cost $14,829,600)		14,829,600

Total Investments — 100.08% (Cost $163,841,235)		198,678,030

Liabilities in Excess of Other Assets — (0.08)%		(166,470)

NET ASSETS — 100.00%		$198,511,560

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2018.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At January 31, 2018, the cost and net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Tax Cost of Securities	$163,385,929

Gross Unrealized Appreciation	$38,679,460
Gross Unrealized Depreciation	(4,387,359)

Net Unrealized Appreciation on Investments	$34,292,101

At January 31, 2018 the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and partnership basis adjustments.

Foundry Partners Fundamental Small Cap Value Fund

Notes to the Schedule of Investments

January 31, 2018 (Unaudited)

The Foundry Partners Fundamental Small Cap Value Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. For financial statement and income tax purposes, the specific identification method is used for determining gains or losses. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, if applicable. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund holds Real Estate Investment Trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the REITs underlying taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from REITs that represent a return of capital or capital gains are recorded as a reduction of the cost of the REITs or as a realized gain, respectively.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation dates.

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV). These securities are categorized as Level 1 securities.

In accordance with the Valued Advisers Trust’s (the “Trust”) valuation policies, Foundry Partners, LLC (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2018:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$183,848,430	$—	$—	$183,848,430
Money Market Funds	14,829,600	—	—	14,829,600

Total	$198,678,030	$—	$—	$198,678,030

*	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. Transfers from Level 2 to Level 1 represent securities which were valued using observable inputs of a similar asset at the beginning of the period but not at January 31, 2018. There were no transfers between any levels as of January 31, 2018 based on input levels assigned at October 31, 2017.

GREEN OWL INTRINSIC VALUE FUND

SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.21%
Consumer Discretionary — 14.96%
CarMax, Inc.(a)	37,740	$2,693,504
CBS Corporation, Class B	59,330	3,418,001
Cheesecake Factory, Inc. (The)	19,675	967,813
General Motors Company	78,600	3,333,427
Harley-Davidson, Inc.	31,690	1,535,697
Walt Disney Company (The)	12,100	1,314,907

		13,263,349

Consumer Staples — 1.41%
Walgreen Boots Alliance, Inc.	16,575	1,247,435

Energy — 3.42%
Halliburton Company	38,200	2,051,340
Schlumberger Limited	8,895	654,494
TechnipFMC PLC	10,000	324,600

		3,030,434

Financials — 32.07%
American Express Company	23,610	2,346,834
Aon PLC	18,900	2,687,013
Bank of America Corporation	120,175	3,845,600
Bank of New York Mellon Corporation (The)	26,675	1,512,473
Berkshire Hathaway, Inc., Class B(a)	28,815	6,177,360
Blackstone Group, L.P. (The) (b)	49,830	1,821,287
Citigroup, Inc.	29,000	2,275,920
Goldman Sachs Group, Inc. (The)	7,800	2,089,541
JPMorgan Chase & Company	35,230	4,075,054
Leucadia National Corporation	59,647	1,614,644

		28,445,726

Health Care — 6.20%
Bayer AG	11,000	1,444,595
Henry Schein, Inc.(a)	23,835	1,803,833
McKesson Corporation	13,300	2,246,104

		5,494,532

Industrials — 24.61%
AMERCO	6,297	2,298,909
American Airlines Group, Inc.	40,640	2,207,565
Boeing Company (The)	7,940	2,813,698
Delta Air Lines, Inc.	27,000	1,532,790
General Electric Company	67,000	1,083,390
Jacobs Engineering Group, Inc.	36,724	2,550,849

See accompanying notes which are an integral part of this schedule of investments.

GREEN OWL INTRINSIC VALUE FUND

SCHEDULE OF INVESTMENTS - continued

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.21% - continued
Industrials — 24.61% - continued
Quanta Services, Inc.(a)	104,955	$4,039,717
Robert Half International, Inc.	35,218	2,038,418
United Parcel Service, Inc., Class B	11,520	1,466,726
Valmont Industries, Inc.	10,953	1,791,911

		21,823,973

Information Technology — 10.22%
Alphabet, Inc., Class C(a)	2,753	3,220,845
Alphabet, Inc., Class A(a)	773	913,856
Apple, Inc.	29,430	4,927,465

		9,062,166

Materials — 2.03%
PPG Industries, Inc.	15,195	1,804,102

Real Estate — 4.29%
CBRE Group, Inc., Class A(a)	69,450	3,173,171
Howard Hughes Corporation (The)(a)	5,000	629,800

		3,802,971

Total Common Stocks (Cost $56,437,986)		87,974,688

MONEY MARKET FUNDS - 0.75%
Federated Treasury Obligations Fund - Institutional Class, 0.91%(c)	663,917	663,917

Total Money Market Funds (Cost $663,917)		663,917

Total Investments — 99.96% (Cost $57,101,903)		88,638,605

Other Assets in Excess of Liabilities — 0.04%		34,707

NET ASSETS — 100.00%		$88,673,312

(a)	Non-income producing security.
(b)	Master Limited Partnership
(c)	Rate disclosed is the seven day effective yield as of January 31, 2018.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

At January 31, 2018, the cost and net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$31,843,718

Gross Unrealized Depreciation	(307,016)
Net Unrealized Appreciation on Investments	$31,536,702

Aggregate cost of securities for federal income tax purposes	$57,101,903

See accompanying notes which are an integral part of this schedule of investments.

Green Owl Intrinsic Value Fund

Related Notes to the Schedule of Investments

January 31, 2018

(Unaudited)

The Green Owl Intrinsic Value Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including items such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

See accompanying notes which are an integral part of this schedule of investments.

Green Owl Intrinsic Value Fund

Related Notes to the Schedule of Investments - continued

January 31, 2018

(Unaudited)

Equity securities, including common stocks, that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing agent at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”). These securities are categorized as Level 1 securities.

In accordance with the Valued Advisers Trust’s (the “Trust”) valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount which the Fund might reasonably expect to receive upon the current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2018:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$87,974,688	$—	$—	$87,974,688
Money Market Funds	663,917	—	—	663,917

Total	$88,638,605	$—	$—	$88,638,605

*	Refer to the Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of January 31, 2018 based on input levels assigned at October 31, 2017.

SOUND MIND INVESTING FUND

SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

	Shares	Fair Value
MUTUAL FUNDS - 78.60%
Aegis Value Fund, Inc.	186,510	$3,689,164
Allianz NFJ Dividend Value Fund, Institutional Class	200	3,210
Allianz NFJ Small-Cap Value Fund, Institutional Class	162	4,061
AllianzGI NFJ Mid-Cap Value Fund, Institutional Class	321,089	11,090,416
American Century Equity Income Fund, Investor Class	100	913
American Century International Discovery Fund, Institutional Class(a)	250	4,608
AMG GW&K U.S. Small Cap Growth Fund, Institutional Class	100	524
Artisan International Small Cap Fund, Investor Class	150	3,641
Artisan International Value Fund, Investor Class	150	6,000
Artisan Mid Cap Value Fund, Investor Class	279	6,610
Artisan Small Cap Fund, Investor Class	125	4,021
Baron Discovery Fund, Retail Class(a)	168,073	3,183,309
BBH Core Select Fund, Class N	100	2,218
Berkshire Focus Fund	90,898	2,269,731
Berwyn Fund	100	2,845
BlackRock International Opportunities Portfolio, Institutional Class	100	3,198
Bridgeway Small-Cap Growth Fund, Class N	205	5,854
Bridgeway Small-Cap Value Fund, Class N	179	4,778
Buffalo Small Cap Fund, Inc.	150	2,265
Calamos International Growth Fund, Institutional Class	149,125	3,479,079
Champlain Small Company Fund, Institutional Class	100	2,031
Columbia Acorn International, Class Z	100	4,904
Columbia Acorn Select, Class Z	150	2,540
Columbia Contrarian Core Fund, Class Z	91	2,489
Columbia Small Cap Growth Fund I, Class Z	100	2,005
Davis Opportunity Fund, Class Y	100	4,085
Delaware Select Growth Fund, Institutional Class	100	4,419
Delaware Small Cap Value Fund, Institutional Class	100	7,165
Delaware Smid Cap Growth Fund, Institutional Class	101,752	3,263,175
Delaware Value Fund, Institutional Class	144	3,273
Deutsche Small Cap Value Fund, Institutional Class	85	2,228
DFA International Small Cap Value Portfolio, Institutional Class	100	2,398
DFA International Small Company Portfolio, Institutional Class	100	2,230
DFA U.S. Small Cap Value Portfolio, Institutional Class	100	3,849
Dreyfus Opportunistic Small Cap Fund	100	3,724
Fairholme Fund	100	1,966
Fidelity Mid-Cap Stock Fund	150	5,961
Fidelity OTC Portfolio	107,883	12,828,386
Fidelity Select Brokerage & Investment Management Portfolio	24,415	2,096,987
Fidelity Select Chemicals Portfolio	10,862	2,021,467

See accompanying notes which are an integral part of these schedules of investments.

Fidelity Select Defense and Aerospace Portfolio	11,551	2,122,897
Fidelity Select Semiconductors Portfolio	14,712	1,737,922
Fidelity Select Technology Portfolio	11,067	2,158,045
Fidelity Small Cap Discovery Fund	100	3,045
Fidelity Small Cap Stock Fund	150	3,020
Fidelity Small Cap Value Fund	150	3,093
Franklin Small Cap Value Fund, Advisor Class	100	5,924
Hartford International Opportunities Fund (The), Class Y	248	4,710
Heartland Value Fund	100	4,165
Hennessy Focus Fund, Investor Class(a)	50	4,588
Hotchkis and Wiley Mid-Cap Value Fund, Institutional Class	100	3,882
Invesco American Value Fund, Class R5	100	3,924
Janus Henderson Mid Cap Value Fund, Class T	200	3,432
Janus Henderson Overseas Fund, Class T	100	3,469
Janus Henderson Venture Fund, Class T	100	8,001
JOHCM International Select Fund, Institutional Class	100	2,388
JPMorgan Disciplined Equity Fund, Institutional Class	100	2,981
JPMorgan Mid Cap Value Fund, Institutional Class	100	4,134
JPMorgan Small Cap Equity Fund, Select Class	100	5,922
JPMorgan Small Cap Growth Fund, Class L	782,768	14,950,862
Longleaf Partners Fund	150	4,199
Longleaf Partners International Fund	100	1,738
Longleaf Partners Small-Cap Fund	100	2,847
Lord Abbett Developing Growth Fund, Inc., Institutional Class(a)	100	2,771
MainStay Mackay U.S. Equity Opportunities Fund, Institutional Class	997,426	10,532,822
Mairs and Power Small Cap Fund	100	2,557
Marsico International Opportunities Fund	95,071	2,090,619
Miller Opportunity Trust, Institutional Class(a)	100	2,696
Morgan Stanley Growth Portfolio, Institutional Class	100	4,566
Morgan Stanley International Opportunity Portfolio, Class A	392,636	9,356,514
Morgan Stanley Multi-Cap Growth Trust, Institutional Class(a)	281,768	10,769,173
Neuberger Berman Genesis Fund, Institutional Class	100	5,940
Nicholas Fund, Inc.	50	3,249
Oakmark International Fund, Investor Class	150	4,578
Oakmark International Small Cap Fund, Institutional Class	150	2,793
Oakmark Select Fund, Institutional Class	150	7,625
Oppenheimer International Small-Mid Company Fund, Class Y	100	5,238
Oppenheimer Mid Cap Value Fund, Class Y	100	6,041
PRIMECAP Odyssey Aggressive Growth Fund	100	4,840
PRIMECAP Odyssey Growth Fund	129,684	5,244,427
Principal SmallCap Growth Fund I, Institutional Class	200	2,918
ProFunds Banks UltraSector ProFund, Investor Class(a)	32,400	1,938,516
ProFunds Basic Materials UltraSector ProFund, Investor Class(a)	14,358	1,136,327
ProFunds Financials UltraSector ProFund, Investor Class(a)	39,645	959,797
ProFunds Internet UltraSector ProFund, Investor Class(a)	34,395	2,766,027

See accompanying notes which are an integral part of these schedules of investments.

ProFunds Semiconductor UltraSector ProFund, Investor Class(a)	38,019	2,384,198
ProFunds Technology UltraSector ProFund, Investor Class(a)	21,717	2,619,520
Prudential Jennison International Opportunities, Class Z	105,844	2,032,210
Royce Low-Priced Stock Fund, Investment Class	150	1,290
Royce Opportunity Fund, Investment Class	720,978	9,913,452
Royce Premier Fund, Investment Class	300	5,238
Royce Small-Cap Value Fund, Institutional Class	100	1,036
Royce Special Equity Fund, Institutional Class	150	3,270
T. Rowe Price Global Technology Fund	130,050	2,424,140
T. Rowe Price International Discovery Fund	75	5,673
T. Rowe Price Mid-Cap Growth Fund	50	4,630
T. Rowe Price New Horizons Fund	100	5,573
T. Rowe Price Small-Cap Value Fund	100	4,954
Thornburg Value Fund, Institutional Class	100	7,334
TIAA-CREF International Equity Fund, Institutional Class	100	1,427
Toreador Core Fund, Institutional Class	296,570	5,498,401
Touchstone Sands Capital Select Growth Fund, Class Y	100	1,623
Towle Deep Value Fund	153,509	2,889,035
Tweedy Browne Global Value Fund	150	4,385
Vanguard International Growth Fund, Admiral Class	134,030	13,976,658
Vanguard Strategic Equity Fund, Investor Class	100	3,553
Victory RS Small Cap Growth Fund, Class Y	100	8,892
Virtus KAR Small-Cap Growth Fund, Institutional Class	306,628	9,119,123
Wasatch Emerging Markets Small Cap Fund, Investor Class(a)	1,000	3,300
Wasatch International Growth Fund, Investor Class	150	5,430
Wasatch International Opportunities Fund, Institutional Class(a)	1,000	3,650

Total Mutual Funds Cost ($139,595,404)		160,854,944

EXCHANGE-TRADED FUNDS - 21.26%
Alpha Architect U.S. Quantitative Value ETF	61,000	1,973,960
Guggenheim S&P 500® Equal Weight Technology ETF	33,665	5,234,908
iShares Edge MSCI USA Momentum Factor ETF	157,400	17,567,414
iShares Global Timber & Forestry ETF	27,800	2,129,480
iShares U.S. Broker-Dealers & Securities Exchanges ETF	33,800	2,240,940
SPDR Dow Jones Industrial Average ETF	54,905	14,354,363

Total Exchange-Traded Funds Cost ($38,185,132)		43,501,065

MONEY MARKET FUNDS - 0.27%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.26%(b)	548,277	548,277

Total Money Market Funds (Cost $548,277)		548,277

See accompanying notes which are an integral part of these schedules of investments.

Total Investments — 100.13% (Cost $178,328,813)	204,904,286

Liabilities in Excess of Other Assets — (0.13)%	(259,522)

NET ASSETS — 100.00%	$204,644,764

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2018.

ETF	-	Exchange-Traded Fund
SPDR	-	Standard & Poor’s Depositary Receipt

Small investments are occasionally retained in mutual funds that are closed to new investment, or in the manager’s opinion are at risk to close, so as to allow the Fund the flexibility to reinvest in these funds in the future.

See accompanying notes which are an integral part of these schedules of investments.

SMI CONSERVATIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

	Shares	Fair Value
MUTUAL FUNDS - 29.34%
Carillon Reams Core Plus Bond Fund, Institutional Class	44,113	$1,389,113
Vanguard Inflation-Protected Securities Fund, Admiral Class	55,859	1,417,146
Vanguard Short-Term Bond Index Fund, Admiral Class	132,962	1,370,841

Total Mutual Funds Cost ($4,224,025)		4,177,100

EXCHANGE-TRADED FUNDS - 70.01%
iShares MSCI EAFE ETF	38,715	2,858,715
PowerShares DB Gold Fund(a)	65,800	2,807,028
SPDR S&P 500® ETF	10,215	2,879,609
Vanguard Long-Term Corporate Bond ETF	15,000	1,420,500

Total Exchange-Traded Funds Cost ($8,706,216)		9,965,852

MONEY MARKET FUNDS - 0.34%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.26%(b)	48,900	48,900

Total Money Market Funds (Cost $48,900)		48,900

Total Investments — 99.69% (Cost $12,979,141)		14,191,852

Other Assets in Excess of Liabilities — 0.31%		44,305

NET ASSETS — 100.00%		$14,236,157

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2018.

ETF	-	Exchange-Traded Fund
SPDR	-	Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these schedules of investments.

SMI DYNAMIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

	Shares	Fair Value
EXCHANGE-TRADED FUNDS - 96.11%
iShares MSCI EAFE ETF(a)	804,700	$59,419,048
PowerShares DB Gold Fund(b)	950,500	40,548,330
SPDR S&P 500® ETF(a)	206,400	58,184,160

Total Exchange-Traded Funds Cost ($131,699,924)		158,151,538

MONEY MARKET FUNDS - 0.39%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.26%(c)	640,104	640,104

Total Money Market Funds (Cost $640,104)		640,104

Total Investments — 96.50% (Cost $132,340,028)		158,791,642

Other Assets in Excess of Liabilities — 3.50%		5,760,928

NET ASSETS — 100.00%		$164,552,570

(a)	Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. The financial statements and portfolio holdings for these securities can be found at www.sec.gov. As of January 31, 2018, the percentage of net assets invested in iShares MSCI EAFE ETF and SPDR S&P 500® ETF were 36.11% and 35.36%, respectively, of the Fund.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2018.

ETF	-	Exchange-Traded Fund
SPDR	-	Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these schedules of investments.

SMI 50/40/10 FUND

SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

	Shares	Fair Value
MUTUAL FUNDS - 41.98%
Aegis Value Fund, Inc.	25,528	$504,935
AllianzGI NFJ Mid-Cap Value Fund, Institutional Class	7,418	256,231
Berkshire Focus Fund	5,407	135,006
Delaware Smid Cap Growth Fund, Institutional Class	1,548	49,644
Fidelity Select Chemicals Portfolio	660	122,917
Fidelity Select Defense and Aerospace Portfolio	727	133,664
Fidelity Select Semiconductors Portfolio	1,103	130,276
Fidelity Select Software & IT Services Portfolio	691	124,926
Fidelity Select Technology Portfolio	650	126,774
JPMorgan Small Cap Growth Fund, Class L	51,826	989,883
Kinetics Internet Fund	4,701	231,709
Morgan Stanley International Opportunity Portfolio, Class A	32,524	775,045
Morgan Stanley Multi-Cap Growth Trust, Institutional Class	35,680	1,363,680
Oakmark International Fund, Investor Class	50	1,526
Oppenheimer International Small-Mid Company Fund, Class Y	100	5,238
ProFunds Banks UltraSector ProFund, Investor Class(a)	2,127	127,248
ProFunds Basic Materials UltraSector ProFund, Investor Class(a)	1,555	123,029
ProFunds Internet UltraSector ProFund, Investor Class(a)	1,694	136,231
ProFunds Semiconductor UltraSector ProFund, Investor Class(a)	42,628	2,673,187
ProFunds Technology UltraSector ProFund, Investor Class(a)	1,068	128,854
Royce Opportunity Fund, Investment Class	50,083	688,643
T. Rowe Price Global Technology Fund	7,169	133,633
Toreador Core Fund, Institutional Class	39,995	741,511
Vanguard International Growth Fund, Admiral Class	6,954	725,152
Virtus KAR Small-Cap Growth Fund, Institutional Class	10,988	326,768
Wasatch International Growth Fund, Investor Class	100	3,620

Total Mutual Funds Cost ($9,047,402)		10,759,330

EXCHANGE-TRADED FUNDS - 57.79%
Alpha Architect U.S. Quantitative Value ETF	3,000	97,080
iShares Edge MSCI USA Momentum Factor ETF	11,100	1,238,871
iShares Global Timber & Forestry ETF	1,600	122,560
iShares MSCI EAFE ETF	58,140	4,293,057
PowerShares DB Gold Fund	93,400	3,984,444
SPDR Dow Jones Industrial Average ETF	2,900	758,176
SPDR S&P 500® ETF	15,300	4,313,070

Total Exchange-Traded Funds Cost ($12,885,764)		14,807,258

See accompanying notes which are an integral part of these schedules of investments.

MONEY MARKET FUNDS - 0.12%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.26%(b)	30,931	30,931

Total Money Market Funds (Cost $30,931)		30,931

Total Investments — 99.89% (Cost $21,964,097)		25,597,519

Other Assets in Excess of Liabilities — 0.11%		29,121

NET ASSETS — 100.00%		$25,626,640

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2018.

ETF	-	Exchange-Traded Fund
SPDR	-	Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these schedules of investments.

At January 31, 2018, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes was as follows:

	Sound Mind Investing Fund	SMI Conservative Allocation Fund	SMI Dynamic Allocation Fund	SMI 50/40/10 Fund
Gross appreciation	$26,707,124	$1,259,636	$26,451,614	$3,653,247
Gross depreciation	(133,179)	(46,925)	—	(21,545)

Net appreciation on investments	$26,573,945	$1,212,711	$26,451,614	$3,631,702

Tax cost of investments	$178,330,341	$12,979,141	$132,340,028	$21,965,817

At January 31, 2018, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

SMI Funds

Notes to the Schedules of Investments

January 31, 2018

(Unaudited)

The Sound Mind Investing Fund (“SMI Fund”), SMI Conservative Allocation Fund, SMI Dynamic Allocation Fund, SMI Bond Fund and SMI 50/40/10 Fund (each a “Fund” and collectively, the “Funds”) are each investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. For financial statement and income tax purposes, the specific identification method is used for determining gains or losses. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Short-term capital gain distributions from underlying funds are classified as dividend income for financial reporting purposes. Long-term capital gains distributions are broken out as such. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

SMI Funds

Notes to the Schedules of Investments - continued

January 31, 2018

(Unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) of the mutual funds. These securities are categorized as Level 1 securities. In the event that the ending NAV for a mutual fund is unavailable at the end of day pricing time, SMI Advisory Services, LLC (the “Adviser”) may, in accordance with the Trust’s valuation policies, consider all appropriate factors in determining the fair value of the mutual fund. In such cases the security will generally be categorized as a Level 2 security.

In accordance with the Valued Advisers Trust’s (the “Trust”) valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

SMI Funds

Notes to the Schedules of Investments - continued

January 31, 2018

(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2018:

	Valuation Inputs
SMI Fund	Level 1	Level 2	Level 3	Total
Mutual Funds	$160,854,944	$—	$—	$160,854,944
Exchange-Traded Funds	43,501,065	—	—	43,501,065
Money Market Funds	548,277	—	—	548,277

Total Investments	$204,904,286	$—	$—	$204,904,286

	Valuation Inputs
SMI Conservative Allocation Fund	Level 1	Level 2	Level 3	Total
Mutual Funds	$4,177,100	$—	$—	$4,177,100
Exchange-Traded Funds	9,965,852	—	—	9,965,852
Money Market Funds	48,900	—	—	48,900

Total Investments	$14,191,852	$—	$—	$14,191,852

	Valuation Inputs
SMI Dynamic Allocation Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$158,151,538	$—	$—	$158,151,538
Money Market Funds	640,104	—	—	640,104

Total Investments	$158,791,642	$—	$—	$158,791,642

	Valuation Inputs
SMI 50/40/10 Fund	Level 1	Level 2	Level 3	Total
Mutual Funds	$10,759,330	$—	$—	$10,759,330
Exchange-Traded Funds	14,807,258	—	—	14,807,258
Money Market Funds	30,931	—	—	30,931

Total Investments	$25,597,519	$—	$—	$25,597,519

The Funds did not hold any investments at the end of the reporting period for which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of January 31, 2018 based on input levels assigned at October 31, 2017.

SMI Bond Fund - As of January 31, 2018, the SMI Bond Fund currently holds its entire cash position in a cash equivalent deposit account. As a result, a Schedule of Investments is not included with this Form N-Q filing. As of the close of business on February 7, 2018 the SMI Bond Fund ceased operations.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant     Valued Advisers Trust

By	/s/ Bo J. Howell
Bo J. Howell, President and Principal Executive Officer

Date	3/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Bo J. Howell
Bo J. Howell, President and Principal Executive Officer

Date	3/27/2018

By	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer and Principal Financial Officer

Date	3/27/2018